Income Tax	6 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
INCOME TAX

NOTE 20 – INCOME TAX

Cayman Islands and British Virgin Islands (“BVI”)

The Company is incorporated in the Cayman Islands and several of its wholly-owned subsidiaries are incorporated in BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HKD2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

For the six months ended June 30, 2025 and 2026, the Company generated substantially all of its taxable income in Hong Kong. The tax expenses records in the Company’s result of operations are almost entirely attributable to income earned in Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Significant components of the provision for income taxes are as follows:

	For the six months ended June 30,
	2025	2026
Hong Kong profit tax:
- Current period	$—	$—
Income tax expenses	$—	$—

The effective tax rates on loss before income taxes for the six months ended June 30, 2025 and 2026 was 0%.

The Company is headquartered in Hong Kong and the subsidiaries incorporated in Hong Kong functions as the Company’s primary business operation center. Therefore, the Company uses Hong Kong’s income tax rate as applicable statutory income tax rate. As previously disclosed for the six months ended June 30, 2025, prior to the adoption of ASU 2023-09, a reconciliation of the differences between the Hong Kong statutory income tax rate and the Company’s effective income tax rate is as follows:

The following table reconciles statutory rate to effective tax rate:

For the six months ended June 30,
2025

Hong Kong statutory income tax rate	16.50%
- Non-taxable income	56.77%
- Non-deductible expenses	(39.32)%
- Deductible temporary difference not recognized	(0.07)%
- Tax loss not recognized	(33.88)%
Effective tax rate	0.00%

The table below provides the updated requirements of ASU No. 2023-09 for the six months ended June 30, 2026.

Income (loss) before provision for income tax were generated in the following jurisdictions:

For the six months ended June 30, 2026
Domestic component
Hong Kong	(899,198)
Foreign components
BVI	2,305,843
Cayman	(11,478,492)
Total	(10,071,847)

A reconciliation of the Hong Kong statutory income tax rate of 16.5% to the Company’s effective income tax rate for the six months ended June 30, 2026 is as follows:

	For the six months ended June 30, 2026
Loss before provision for income tax	(10,071,847)
Hong Kong income tax rate	(1,661,855)	16.50%
Foreign tax effects
Statutory tax rate difference between foreign jurisdictions and Hong Kong	1,509,257	(14.98)%
Other nontaxable or nondeductible items, net	3,984	(0.04)%
Temporary differences not recognized	(13,586)	0.13%
Tax losses not recognized	162,200	(1.61)%
	—	0.0%

Significant components of the Company’s net deferred tax assets were as follows:

	As of
	December 31, 2025	June 30, 2026
Deferred tax asset
Net operating loss carryforwards	$27,143	$187,228
Total deferred tax asset	27,143	187,228
Valuation allowance	(27,143)	(187,228)
Deferred tax asset, net of allowance	$—	$—

All net operating loss carryforwards are in Hong Kong and do not expire.

Realization of the Company’s deferred tax asset is dependent upon the Company generating sufficient taxable income in future years to obtain benefit from the reversal of temporary differences.

Management considered all available evidence under existing tax law and anticipated expiration of tax statutes and determined that a valuation allowance of $27,143 and $187,228 was required as of December 31, 2025 and June 30, 2026 for the deferred tax asset due to the unpredictability of future profit streams.